Stockholders' Equity - Actual Capital Amounts and Ratios (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Parent Company
Actual, Amount
Total capital	$ 1,196,057	$ 1,131,159,000
Tier one capital	1,125,002	1,067,445,000
Common equity tier one capital	1,117,785	1,060,228,000
Tier one leverage capital	$ 1,125,002	$ 1,067,445,000
Actual, Ratio
Capital to risk weighted assets	14.92	0.142
Tier one risk based capital to risk weighted assets	14.03	0.134
Common equity tier one capital	13.94	0.1331
Tier one leverage capital to average assets	10.27	0.1002
Minimum Capital Adequacy Requirements, Amount
Capital required for capital adequacy	$ 641,506	$ 637,077,000
Tier one risk based capital required for capital adequacy	481,129	477,808,000
Common equity tier one capital required for capital adequacy	360,847	358,356,000
Tier one leverage capital required for capital adequacy	$ 438,061	$ 426,319,000
Minimum Capital Adequacy Requirements, Ratio
Capital required for capital adequacy to risk weighted assets	0.08	0.08
Tier one risk based capital required for capital adequacy to risk weighted assets	0.06	0.06
Common equity tier one capital required for capital adequacy to risk weighted assets	0.045	0.045
Tier one leverage capital required for capital adequacy to average assets	0.04	0.04
Minimum Capital Adequacy Requirements With Capital Conservation Buffer, Amount
Capital required for capital adequacy with capital buffer	$ 841,976	$ 836,164,000
Tier one risk based capital required for capital adequacy with capital buffer	681,600	676,895,000
Common equity tier one risk based capital required for capital adequacy with capital buffer	561,317	557,443,000
Tier one leverage capital required for capital adequacy with capital buffer to average assets	$ 438,061	$ 426,319,000
Minimum Capital Adequacy Requirements With Capital Conservation Buffer, Ratio
Capital required for capital adequacy with capital buffer to risk weighted assets	10.5	0.105
Tier one risk based capital required for capital adequacy with capital buffer to risk weighted assets	8.5	0.085
Common equity tier one risk based capital requirement for capital adequacy with capital buffer to risk weighted assets	7	0.07
Tier one leverage capital requirement for capital adequacy with capital buffer to average assets	4.00%	4.00%
Columbia Bank
Actual, Amount
Total capital	$ 1,129,574,000	$ 1,090,717,000
Tier one capital	1,058,519,000	1,027,003,000
Common equity tier one capital	1,058,519,000	1,027,003,000
Tier one leverage capital	$ 1,058,519,000	$ 1,027,003,000
Actual, Ratio
Capital to risk weighted assets	0.1409	0.1441
Tier one risk based capital to risk weighted assets	0.132	0.1356
Common equity tier one capital	0.132	0.1356
Tier one leverage capital to average assets	0.0967	0.0964
Minimum Capital Adequacy Requirements, Amount
Capital required for capital adequacy	$ 641,534,000	$ 605,734,000
Tier one risk based capital required for capital adequacy	481,151,000	454,300,000
Common equity tier one capital required for capital adequacy	360,863,000	340,725,000
Tier one leverage capital required for capital adequacy	$ 438,029,000	$ 425,935,000
Minimum Capital Adequacy Requirements, Ratio
Capital required for capital adequacy to risk weighted assets	0.08	0.08
Tier one risk based capital required for capital adequacy to risk weighted assets	0.06	0.06
Common equity tier one capital required for capital adequacy to risk weighted assets	0.045	0.045
Tier one leverage capital required for capital adequacy to average assets	0.04	0.04
Minimum Capital Adequacy Requirements With Capital Conservation Buffer, Amount
Capital required for capital adequacy with capital buffer	$ 842,014,000	$ 795,025,000
Tier one risk based capital required for capital adequacy with capital buffer	681,630,000	643,592,000
Common equity tier one risk based capital required for capital adequacy with capital buffer	561,342,000	530,017,000
Tier one leverage capital required for capital adequacy with capital buffer to average assets	$ 438,029,000	$ 425,935,000
Minimum Capital Adequacy Requirements With Capital Conservation Buffer, Ratio
Capital required for capital adequacy with capital buffer to risk weighted assets	0.105	0.105
Tier one risk based capital required for capital adequacy with capital buffer to risk weighted assets	0.085	0.085
Common equity tier one risk based capital requirement for capital adequacy with capital buffer to risk weighted assets	0.07	0.07
Tier one leverage capital requirement for capital adequacy with capital buffer to average assets	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount
Capital required to be well capitalized, amount	$ 801,918,000	$ 757,167,000
Tier one risk based capital required to be well capitalized, amount	641,534,000	605,734,000
Common equity tier one capital required to be well-capitalized, amount	521,247,000	492,159,000
Tier one leverage capital required to be well capitalized, amount	$ 547,536,000	$ 532,419,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio
Capital required to be well capitalized to risk weighted assets, ratio	0.10	0.10
Tier one risk based capital required to be well capitalized to risk weighted assets, ratio	0.08	0.08
Common equity tier one capital required to be well-capitalized to risk weighted assets, ratio	0.065	0.065
Tier one leverage capital required to be well capitalized to average assets, ratio	0.05	0.05